Loans (Finance Receivables On Non-accrual Status) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	$ 240.7	$ 330.1
Repossessed assets	7.0	9.9
Total non-performing assets	247.7	340.0
Total Accruing loans past due 90 days or more	9.9	3.4
Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	200.0	325.1
Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	40.7	5.0
Subtotal [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	182.7	256.8
Subtotal [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	182.4	256.5
Subtotal [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	0.3	0.3
Non-Strategic Portfolios [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	58.0	73.3
Non-Strategic Portfolios [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	17.6	68.6
Non-Strategic Portfolios [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	40.4	4.7
Transportation Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	14.3	31.5
Transportation Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	14.3	31.5
International Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	21.0	7.5
International Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	21.0	7.5
Corporate Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	83.8	156.5
Corporate Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	83.5	156.2
Corporate Finance [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	0.3	0.3
Equipment Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	59.4	55.3
Equipment Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	59.4	55.3
Commercial Services [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	4.2	6.0
Commercial Services [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	$ 4.2	$ 6.0